Average Annual Total Returns ((Wells Fargo Advantage Asset Allocation Fund))	0 Months Ended
Sep. 14, 2012
(Retail) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Year	6.50%
10 Year	5.78%
(Retail) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.90%)
5 Year	1.33%
10 Year	4.45%
(Retail) | MSCI ACWI Index (Net)
Average Annual Return:
1 Year	(7.35%)
5 Year	(1.93%)
10 Year	4.24%
(Retail) | Class A
Average Annual Return:
1 Year	(4.62%)
5 Year	1.09%
10 Year	5.96%
Inception Date of Share Class	Jul. 29, 1996
(Retail) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.26%)
5 Year	(0.33%)
10 Year	4.66%
Inception Date of Share Class	Jul. 29, 1996
(Retail) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.00%)
5 Year	0.25%
10 Year	4.53%
Inception Date of Share Class	Jul. 29, 1996
(Retail) | Class B
Average Annual Return:
1 Year	(4.49%)
5 Year	1.22%
10 Year	6.06%
Inception Date of Share Class	Oct. 03, 2002
(Retail) | Class C
Average Annual Return:
1 Year	(0.57%)
5 Year	1.52%
10 Year	5.83%
Inception Date of Share Class	Oct. 03, 2002
(Administrator) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Year	6.50%
10 Year	5.78%
(Administrator) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.90%)
5 Year	1.33%
10 Year	4.45%
(Administrator) | MSCI ACWI Index (Net)
Average Annual Return:
1 Year	(7.35%)
5 Year	(1.93%)
10 Year	4.24%
(Administrator) | Administrator Class
Average Annual Return:
1 Year	1.41%
5 Year	2.52%
10 Year	6.84%
Inception Date of Share Class	Oct. 03, 2002
(Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.71%
5 Year	1.02%
10 Year	5.48%
Inception Date of Share Class	Oct. 03, 2002
(Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.91%
5 Year	1.43%
10 Year	5.29%
Inception Date of Share Class	Oct. 03, 2002